Note 8 - Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Investment [Table Text Block]
	December 31
	2021	2020

Sigurd Microelectronics (Cayman) Co., Ltd. (“Sigurd Cayman”)	$992	$992